Average Annual Total Returns - First Trust Brazil AlphaDEX Fund	First Trust Brazil AlphaDEX Fund 1 Year	First Trust Brazil AlphaDEX Fund 5 Years	First Trust Brazil AlphaDEX Fund Since Inception	First Trust Brazil AlphaDEX Fund Inception Date	First Trust Brazil AlphaDEX Fund After tax on distributions 1 Year	First Trust Brazil AlphaDEX Fund After tax on distributions 5 Years	First Trust Brazil AlphaDEX Fund After tax on distributions Since Inception	First Trust Brazil AlphaDEX Fund After tax on distributions and sale of fund shares 1 Year	First Trust Brazil AlphaDEX Fund After tax on distributions and sale of fund shares 5 Years	First Trust Brazil AlphaDEX Fund After tax on distributions and sale of fund shares Since Inception	NASDAQ AlphaDEX® Brazil Index (reflects no deduction for fees, expenses or taxes) 1 Year		NASDAQ AlphaDEX® Brazil Index (reflects no deduction for fees, expenses or taxes) 5 Years		NASDAQ AlphaDEX® Brazil Index (reflects no deduction for fees, expenses or taxes) Since Inception	NASDAQ Brazil Index (reflects no deduction for fees, expenses or taxes) 1 Year		NASDAQ Brazil Index (reflects no deduction for fees, expenses or taxes) 5 Years		NASDAQ Brazil Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI Brazil Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI Brazil Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI Brazil Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(19.48%)	17.71%	(2.53%)	Apr. 18, 2011	(20.65%)	14.21%	(4.61%)	(11.74%)	12.76%	(2.67%)	(16.74%)	[1]	20.19%	[1]	[1]	(19.54%)	[1]	17.58%	[1]	[1]	(19.02%)	16.00%	(3.59%)

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.